Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision

The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2019	2018	2017
Current tax expense (benefit):
Federal	$592	$902	$(99)
Foreign	484	442	388
State and local	113	119	74
Total current tax expense	1,189	1,463	363
Deferred tax (benefit) expense:
Federal	(3)	(556)	36
Foreign	(13)	9	14
State and local	(53)	22	83
Total deferred tax (benefit) expense	(69)	(525)	133
Provision for income taxes	$1,120	$938	$496

Components of Income Before Taxes

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2019	2018	2017
Domestic	$3,516	$3,008	$2,699
Foreign	2,071	2,184	1,911
Income before taxes	$5,587	$5,192	$4,610

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2019	2018
Depreciation and amortization	$2,136	$2,060
Pension obligation	282	300
Renewable energy investment	268	295
Equity investments	63	65
Lease financings	42	130
Securities valuation	1	(15)
Credit losses on loans	(46)	(54)
Reserves not deducted for tax	(120)	(143)
Employee benefits	(257)	(266)
Other assets	(43)	(65)
Other liabilities	229	189
U.S. foreign tax credits	(39)	—
Valuation allowance	39	—
Net deferred tax liability	$2,555	$2,496

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2019	2018	2017
Federal rate	21.0%	21.0%	35.0%
State and local income taxes, net of federal income tax benefit	0.9	2.1	1.8
Foreign operations	2.4	0.5	(4.2)
Tax credits	(3.2)	(3.3)	(3.7)
Tax-exempt income	(0.7)	(0.8)	(1.9)
Leverage lease adjustment	—	—	(1.4)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.2	0.5	—
Stock compensation	(0.4)	(0.6)	(1.1)
U.S. tax legislation	—	(1.7)	(13.3)
Other – net	(0.2)	0.4	(0.4)
Effective tax rate	20.0%	18.1%	10.8%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2019	2018	2017
Beginning balance at Jan. 1, – gross	$103	$128	$146
Prior period tax positions:
Increases	60	6	20
Decreases	(3)	(8)	(4)
Current period tax positions	17	9	10
Settlements	(4)	(32)	(44)
Ending balance at Dec. 31, – gross	$173	$103	$128